CASH AND CASH EQUIVALENTS - Cash Reconciliation (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash And Cash Equivalents And Adjusted Net Debt [Abstract]
Cash	£ 2,226	£ 1,983
Money market funds	468	655
Cash and cash equivalents	2,694	2,638	£ 2,218
Bank overdrafts	(168)	(171)	(358)
Cash and cash equivalents	£ 2,526	£ 2,467	£ 1,860	£ 1,986